Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues:	¥ 14,575,719		¥ 15,024,188	¥ 17,015,089
Cost and expenses:
Cost of revenues	(8,383,431)	$ (1,315,543)	(7,976,781)	(8,492,096)
Research and development	(1,131,781)		(1,167,677)	(1,095,031)
Sales and marketing	(2,604,309)	(408,673)	(2,813,922)	(2,690,824)
General and administrative	(624,700)	(98,029)	(763,150)	(1,527,282)
Impairment loss on goodwill and intangible assets	(4,397,012)	(689,987)
Total cost and expenses	(17,141,233)	(2,689,833)	(12,721,530)	(13,805,233)
Other operating income	175,947		228,777	344,843
Income (loss) from operations	(2,389,567)	(374,975)	2,531,435	3,554,699
Interest income	384,279	60,302	444,471	407,542
Interest expense	(73,776)	(11,577)	(78,872)	(78,611)
Other gain or loss, net	(16,000)	(2,511)	1,500	(15,711)
Income tax (expenses) benefits	(822,556)	(129,077)	(755,620)	(883,801)
Share of loss on equity method investments	(8,084)	(1,269)	(42,522)	(23,350)
Net income (loss)	(2,925,704)	$ (459,107)	2,100,392	2,960,768
Unallocated segment [Member]
Revenue from External Customer [Line Items]
Net revenues:	0
Cost and expenses:
Cost of revenues	0
Research and development	0
Sales and marketing	0
Impairment loss on goodwill and intangible assets	(4,397,012)
Total cost and expenses	(4,397,012)
Other operating income	0
Income (loss) from operations	(4,397,012)
Interest income	0
Interest expense	0
Other gain or loss, net	0
Income tax (expenses) benefits	0
Share of loss on equity method investments	0
Net income (loss)	(4,397,012)
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	12,541,205		12,631,119	15,740,815
Cost and expenses:
Cost of revenues	(7,301,048)		(6,865,836)	(8,065,300)
Research and development	(828,688)		(844,826)	(797,471)
Sales and marketing	(1,420,130)		(1,454,123)	(1,521,511)
General and administrative	(619,922)		(664,458)	(641,269)
Total cost and expenses	(10,169,788)		(9,829,243)	(11,025,551)
Other operating income	138,884		223,312	323,444
Income (loss) from operations	2,510,301		3,025,188	5,038,708
Interest income	383,028		440,878	396,672
Interest expense	(73,776)		(78,872)	(78,611)
Other gain or loss, net	(16,000)		1,500	(15,711)
Income tax (expenses) benefits	(844,987)		(770,333)	(917,265)
Share of loss on equity method investments	(8,084)		(42,522)	(23,350)
Net income (loss)	1,950,482		2,575,839	4,400,443
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues:	2,029,184		2,368,314	1,259,906
Cost and expenses:
Cost of revenues	(1,044,852)		(1,088,816)	(415,688)
Research and development	(303,093)		(322,851)	(297,560)
Sales and marketing	(1,180,146)		(1,359,709)	(1,162,912)
General and administrative	(18,401)		(73,019)	(851,099)
Total cost and expenses	(2,509,690)		(2,844,395)	(2,727,259)
Other operating income	37,029		3,945	0
Income (loss) from operations	(443,477)		(472,136)	(1,467,353)
Interest income	1,091		3,353	10,706
Interest expense			0	0
Other gain or loss, net			0	0
Income tax (expenses) benefits	22,431		14,713	33,464
Share of loss on equity method investments			0	0
Net income (loss)	(419,955)		(454,070)	(1,423,183)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	5,330		24,755	14,368
Cost and expenses:
Cost of revenues	(37,531)		(22,129)	(11,108)
Research and development			0	0
Sales and marketing	(4,033)		(90)	(6,401)
General and administrative	(23,179)		(25,673)	(34,914)
Total cost and expenses	(64,743)		(47,892)	(52,423)
Other operating income	34		1,520	21,399
Income (loss) from operations	(59,379)		(21,617)	(16,656)
Interest income	160		240	164
Interest expense			0	0
Other gain or loss, net			0	0
Income tax (expenses) benefits	0		0	0
Share of loss on equity method investments			0	0
Net income (loss)	¥ (59,219)		¥ (21,377)	¥ (16,492)